Annual Total Returns	12 Months Ended
Dec. 31, 2025
YieldMax MSTR Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(41.77%)
YieldMax(R) Short N100 Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(9.89%)
YieldMax(R) Ultra Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.21%)
YieldMax(R) Bitcoin Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(1.63%)